Gains on fair value changes	12 Months Ended
Mar. 31, 2026
Gains On Fair Value Changes
Gains on fair value changes
7	Gains on fair value changes

	2026 USD	2025 USD
Fair value gain on warrant liability (note 12)	126,590	-
Fair value gain on royalty option liability (note 18.4)	75,000	-
	201,590	-